Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO (1)(2)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for non-PEO NEO’s (1)	Average Compensation Actually Paid to non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return	Net Loss
2024	$1,528,567	$1,532,906	$1,273,701	$1,277,410	218.18	$(4,762,137)
2023	$329,400	$254,400	$182,500	$182,500	174.54	$(3,101,768)
2022	$244,600	$169,600	$182,500	$182,500	196.36	$(3,554,683)

Named Executive Officers, Footnote

(1)

The principal executive officer (PEO) was Dominic Rodrigues, our president and member of the board of directors, for the second, third and fourth quarters of 2024, and Bruce Horowitz, our Former Chief Operating Officer and former member of the board of directors for first quarter of 2024, and all of 2023 and 2022. The Non-PEO NEOs are Edward Pershing, our chief executive officer and Eric Wachter, our chief technology officer in 2024 and Eric Wachter, our chief technology officer and Heather Raines, our chief financial officer in 2023 and 2022.

(2)

Amounts reported in these columns represent the total compensation as reported in the Summary Compensation Table for our PEO during each applicable fiscal year and the average of the total compensation as reported in the Summary Compensation Table for our remaining NEOs for the relevant fiscal year.

(3)	The table below shows the adjustments made to the compensation totals presented in the Summary Compensation Table for the NEOs in order to calculate “compensation actually paid” in accordance with Item 402(v) of Regulation S-K. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

PEO Total Compensation Amount	[1]	$ 1,528,567	$ 329,400	$ 244,600
PEO Actually Paid Compensation Amount		1,532,906	254,400	169,600
Non-PEO NEO Average Total Compensation Amount	[1]	1,273,701	182,500	182,500
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,277,410	182,500	182,500
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	PEO			Non PEO NEO Average
	2024	2023	2022	2024	2023	2022
Summary Compensation Table total	$1,528,567	$254,400	$169,900	$1,273,701	$182,500	$128,761
Less: grant date fair value of equity awards granted during the year (1)	(1,206,167)	-	-	(1,031,201)	-	-
Add: for awards that are granted and vest in the same year, the fair value as of the vesting date	402,056	-	-	343,734	-	-
Add: year-end fair value of equity awards granted in the year that are unvested at the end of the year	808,450	-	-	691,177	-	-
Compensation Actually Paid	$1,532,906	$254,400	$169,900	$1,277,410	$182,500	$128,761

(1)	Represents the grant date fair value of the equity awards as reported in the Summary Compensation Table.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Net Loss and Cumulative Total Shareholder Return (“TSR”)

Since we are not a commercial-stage company, we did not have net income during the periods presented. The Company’s only income recorded was related to a grant received from the State of Tennessee. Consequently, we do not look to net loss as a performance measure for our executive compensation program. Moreover, as a mid-stage pre-commercial company with no revenue, we do not believe there is any meaningful relationship between our net loss and compensation actually paid to our PEO and NEOs during the periods presented.

The compensation committee does not use TSR or net loss in its compensation programs.

●	Compensation actually paid to PEO did not increase from 2022 to 2023 and increased $1,278,506, or 503% from 2023 to 2024 as the result of the fair value of option awards granted in 2024;

●	Average compensation actually paid to non-PEO NEOs did not increase from 2022 to 2023 and increased by $1,094,910, or 600% from 2023 to 2024 as the result of the fair value of option awards granted in 2024;

●	TSR decreased by $21.82 or approximately 11% from $196.36 in 2022 to $174.54 in 2023. TSR increased by $43.64 or approximately 25% from $174.54 in 2023 to $218.18 in 2024.

●	Net loss improved by $452,915 or 12.7% from 2022 to 2023 and worsened by $1,660,369 or 53.5% from 2023 to 2024.

Total Shareholder Return Amount		$ 218.18	174.54	196.36
Net Income (Loss) Attributable to Parent		$ (4,762,137)	(3,101,768)	$ (3,554,683)
PEO Name				Dominic Rodrigues
Additional 402(v) Disclosure

We generally seek to incentivize long-term performance and therefore do not specifically align our performance measures with “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.

PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 1,528,567	254,400	$ 169,900
PEO Actually Paid Compensation Amount		1,532,906		169,900
PEO [Member] | Grant Date Fair Value of Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]	(1,206,167)
PEO [Member] | For Awards that are Granted and Vest in the Same Year, the Fair Value As of the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		402,056
PEO [Member] | Year-End Fair Value of Equity Awards Granted in the Year that are Unvested at the End of the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		808,450
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount		1,273,701	182,500	128,761
Non-PEO NEO Average Compensation Actually Paid Amount		1,277,410	182,500	128,761
Non-PEO NEO [Member] | Grant Date Fair Value of Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]	(1,031,201)
Non-PEO NEO [Member] | For Awards that are Granted and Vest in the Same Year, the Fair Value As of the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		343,734
Non-PEO NEO [Member] | Year-End Fair Value of Equity Awards Granted in the Year that are Unvested at the End of the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 691,177

[1]	Represents the grant date fair value of the equity awards as reported in the Summary Compensation Table.